Share Capital and Preference Shares (Tables)	6 Months Ended
Jun. 30, 2018
Share Capital and Preference Shares
Schedule of the movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares

	Number of Shares			Amounts
	Number of Common Shares	Number of Treasury Shares	Number of Preference Shares	Share capital	Preference Shares	Contributed surplus	Treasury Shares
Outstanding as of January 1, 2018	80,717,885	275,241	4,600,000	810	46	911,766	(6,960)

Treasury shares, net	(2,818)	2,818	—	—	—	—	(62)
Treasury shares distributed for awards vested or exercised in the period	99,014	(99,014)	—	—	—	—	2,550
Dividends declared deducted from Contributed surplus due to accumulated deficit	—	—	—	—	—	(28,452)	—

Outstanding as of June 30, 2018	80,814,081	179,045	4,600,000	810	46	883,314	(4,472)